SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 20 - SUBSEQUENT EVENTS

(1). Bank Loans

From October 2021 to January 2022, the Company repaid total of $41,381 (RMB 267,238) short-term loans to PRC banks upon maturity (see Note 10).

On December 6, 2021, the Company’s VIE, Xi’an App-Chem, obtained an approval of line of credit from Shanghai Pudong Development Bank for a maximum of RMB 15 million (approximately $2.3 million) loans as working capital for one year. On January 10, 2022, the Company borrowed RMB 10 million (equivalent to US$1.5 million) short-term loan out of this line of credit as working capital for one year, with interest rate of 5.0% per annum and maturity date on January 9, 2023. A third-party Xian Financial Guarantee Co., Ltd. provided guarantee to this loan. In addition, the Company pledged its 100% ownership interest in App-Chem Health and certain free patent owned by the Company as collateral to guarantee this loan. As of the date of this filing, the Company had the availability to borrow additional approximately RMB 5 million (equivalent to US$0.8 million) from SPD Bank before December 5, 2022 (see Note 10).

BON NATURAL LIFE LIMITED AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 20 - SUBSEQUENT EVENTS (continued)

(2). Terminating the VIE agreements for corporate restructuring

Due to PRC legal restrictions on foreign ownership in companies that engage in online sales China, we originally carried out our business through Xi’an App-Chem, a domestic PRC company holding a value-added telecommunications license, through a variable interest entity structure, because foreign investment in the value-added telecommunication services industry in China is extensively regulated and subject to numerous restrictions. However, our online sales have historically generated minimal revenues. On September 28, 2021, our Board of Directors approved a restructuring of our corporate structure to terminate the original VIE contractual agreements, to convert Xi’an App-Chem from a PRC domestic company into a Sino-foreign joint venture, and to transfer 100% of the ownership interests in Xi’an App-Chem from its original shareholders to Xi’an CMIT and Xi’an Youpincui. On October 21, 2021, Xi’an Ap-Chem’s original shareholders signed the share transfer agreement to transfer their 100% ownership interest in Xi-an App-Chem to Xi’an CMIT and Xi’an Youpincui. On October 22, 2021, Xi-an App-Chem completed its business license registration with PRC government and became a Sino-foreign joint venture.

Effective November 1, 2021, we completed the reorganization of our corporate structure in the PRC and are the indirect sole shareholder of Xi’an App-Chem. Xi’an App-Chem is wholly-owned by two WOFEs Xi’an CMIT and Xi’an Youpincui. Each of the WOFEs are in turn wholly-owned by Tea Essence, our direct wholly-owned subsidiary in Hong Kong. Xi’an App-Chem’s financial results are consolidated into our consolidated financial statements in accordance with U.S. GAAP because we have control over that entity by way of 100% share ownership through Tea Essence, and in turn, Xi’an CMIT and Xi’an Youpincui. The termination of the VIE agreements as described above does not adversely affect our business, financial condition, and results of operations because we, together with our wholly owned subsidiaries, are effectively controlled by the same shareholders before and after the restructuring. The restructuring is therefore considered to be a recapitalization of entities under common control. Following the corporate restructuring, the value-added telecommunication license held by Xi’an App-Chem has been revoked and we’re investigating other feasible ways to explore online sales business.

(3) Exercise of the warrants

As disclosed in Note 15, in connection with the Company’s IPO, the Company agreed to issue to the underwriters with warrants to purchase up to a total of 101,200 ordinary shares of the Company, with warrant terms of five years and with an exercise price of $5.00 per share. On October 1, 2021, the underwriters elected to exercise 20,381 shares of warrants with cashless exercise. The Company did not receive any proceeds from this transaction.